UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Emerging Markets Income Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                                     Principal
                                                                                                    Amount ($)(b)        Value ($)
                                                                                                    -------------        ---------


Bonds - 90.8%
Argentina 3.6%
Republic of Argentina:
7.0%, 3/18/2049*                    EUR                                                               1,022,584            313,341
7.875%, 7/29/2005*                  EUR                                                               2,556,459            783,352
Series FEB, 8.0%, 2/26/2008*        EUR                                                               2,000,000            624,858
8.0%, 2/26/2008*                    EUR                                                               1,000,000            309,425
Series EMTN, 8.0%, 10/30/2009*      EUR                                                               1,651,473            506,046
Series EMTN, 8.75%, 2/4/2049*       EUR                                                                 700,000            218,700
9.0%, 11/19/2008*                   EUR                                                                 511,292            158,206
9.0%, 9/19/2049*                    EUR                                                               1,124,842            331,158
9.5%, 12/31/2049*                   EUR                                                                 750,000            234,322
9.75%, 9/19/2027*                                                                                       300,000             84,000
Series EMTN, 10.0%, 1/7/2005*       EUR                                                                 510,000            168,532
Series LELI, 10.0%, 6/25/2007*      GBP                                                               1,898,000            898,010
10.25%, 2/6/2049*                   EUR                                                                 920,325            304,678
10.5%, 11/14/2049*                  EUR                                                               1,329,359            415,330
11.75%, 5/20/2011*                  EUR                                                                 255,646             82,175
11.75%, 11/13/2026*                 EUR                                                                 541,969            170,955
12.25%, 6/19/2018*                                                                                    1,379,625            382,846
                                                                                                                       -----------
(Cost $5,486,771)                                                                                                        5,985,934

Brazil 18.5%
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .875%, Series L, 2.125%**, 4/15/2012              3,228,247          2,768,222
C Bond, Series 20 YR, 8.0%, 4/15/2014                                                                 7,740,282          7,314,567
8.875%, 4/15/2024                                                                                     6,340,000          5,309,750
10.0%, 8/7/2011                                                                                       3,100,000          3,107,750
11.0%, 1/11/2012(c)                                                                                   3,300,000          3,448,500
11.0%, 8/17/2040                                                                                      5,080,000          4,978,400
11.5%, 3/12/2008                                                                                        800,000            874,000
14.5%, 10/15/2009                                                                                     2,400,000          2,868,000
                                                                                                                       -----------
(Cost $30,530,745)                                                                                                      30,669,189

Bulgaria 4.2%
Republic of Bulgaria, 8.25%, 1/15/2015                                                                5,800,000          6,884,020
(Cost $6,777,433)

Colombia 3.9%
Republic of Colombia:
8.125%, 5/21/2024                                                                                     2,100,000          1,795,500
10.0%, 1/23/2012                                                                                      4,300,000          4,633,250
                                                                                                                       -----------
(Cost $6,391,402)                                                                                                        6,428,750

Dominican Republic 0.6%
Dominican Republic, 9.04%, 1/23/2013                                                                  1,580,000          1,019,100
(Cost $974,913)

Ecuador 1.6%
Republic of Ecuador, Step-up Coupon, 7.0%**, 8/15/2030                                                3,600,000          2,619,000
(Cost $2,594,117)

Germany 4.6%
Aries Vermogensverwaltung GmbH:
Series B, 7.75%, 10/25/2009         EUR                                                               2,500,000          3,089,743
Series C, 9.6%, 10/25/2014                                                                            4,250,000          4,494,587
(Cost $7,432,096)                                                                                                      -----------
                                                                                                                         7,584,330

Jamaica 2.1%
Government of Jamaica:
10.625%, 6/20/2017                                                                                    3,030,000          2,863,350
11.0%, 7/27/2012                    EUR                                                                 500,000            609,838
(Cost $3,542,362)                                                                                                      -----------
                                                                                                                         3,473,188

Mexico 4.6%
Petroleos Mexicanos SA, 8.625%, 12/1/2023                                                             2,000,000          2,125,000
United Mexican States:
7.5%, 4/8/2033                                                                                        3,400,000          3,394,900
8.0%, 9/24/2022                                                                                         400,000            428,000
9.875%, 2/1/2010 (c)                                                                                  1,400,000          1,702,680
                                                                                                                       -----------
(Cost $7,544,807)                                                                                                        7,650,580

Nigeria 1.0%
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                                 1,755,636          1,633,000
(Cost $1,551,344)

Philippines 5.0%
Republic of Philippines:
8.875%, 3/17/2015 (c)                                                                                   150,000            150,000
9.125%, 2/22/2010                   EUR                                                               1,100,000          1,377,992
9.375%, 1/18/2017 (c)                                                                                 6,400,000          6,676,800
                                                                                                                       -----------
(Cost $8,347,232)                                                                                                        8,204,792

Romania 6.1%
Republic of Romania:
5.75%, 7/2/2010                     EUR                                                               2,150,000          2,706,266
8.5%, 5/8/2012                      EUR                                                               5,070,000          7,382,120
                                                                                                                       -----------
(Cost $8,848,341)                                                                                                       10,088,386

Russia 13.4%
Russian Federation:
Step-up Coupon, Series REGS, 5.0%**, 3/31/2030                                                       12,300,000         11,292,630
11.0%, 7/24/2018                                                                                      5,600,000          7,064,400
12.75%, 6/24/2028                                                                                     1,100,000          1,601,270
144A, 12.75%, 6/24/2028                                                                               1,100,000          1,595,000
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                                  800,000            704,000
                                                                                                                       -----------
(Cost $22,901,273)                                                                                                      22,257,300

South Africa 2.7%
Republic of South Africa, 8.5%, 6/23/2017                                                             3,800,000          4,398,500
(Cost $4,473,322)

Turkey 13.0%
Republic of Turkey:
10.5%, 1/13/2008                                                                                        500,000            553,125
11.0%, 1/14/2013                                                                                        470,000            541,675
11.75%, 6/15/2010                                                                                     1,860,000          2,184,942
11.75%, 6/15/2010                                                                                     1,300,000          1,524,250
11.875%, 1/15/2030 (c)                                                                                6,770,000          8,631,750
12.375%, 6/15/2009                                                                                    6,700,000          7,989,750
                                                                                                                       -----------
(Cost $20,948,681)                                                                                                      21,425,492

Ukraine 1.9%
Government of Ukraine:
6.875%, 3/4/2011                                                                                      1,000,000            948,500
7.65%, 6/11/2013                                                                                      2,280,000          2,188,800
                                                                                                                       -----------
(Cost $3,258,734)                                                                                                        3,137,300

United States 0.3%
Pemex Project Funding Master Trust, EUR75%, 8/5/2016                                                    400,000            477,295
(Cost $485,601)

Uruguay 0.5%
Republic of Uruguay, 7.5%, 3/15/2015                                                                  1,120,001            904,401
(Cost $836,780)

Venezuela 3.2%
Republic of Venezuela:
Floating Rate Note, LIBOR plus 1.00%, 2.633%**, 4/20/2011                                             2,290,000          1,843,450
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                                   1,250,000          1,137,500
10.75%, 9/19/2013                                                                                     2,200,000          2,283,600
                                                                                                                       -----------
(Cost $5,074,836)                                                                                                        5,264,550

Total Bonds (Cost $148,000,790)                                                                                        150,105,107

Loan Participation 1.6%
Algeria 1.6%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125%, 2.0%**, 3/4/2010
(Cost $2,594,689)                                                                                     2,685,000          2,658,150

                                                                                                       Shares           Value ($)
                                                                                                       ------           ---------

Securities Lending Collateral 8.6%
Daily Assets Fund Institutional, 1.29% (d) (e)
(Cost $14,140,000)                                                                                   14,140,000         14,140,000

Cash Equivalents 5.0%
Scudder Cash Management QP Trust, 1.38% (a)
(Cost $8,349,451)                                                                                     8,349,451          8,349,451

                                                                                                         % of
                                                                                                       Net Assets       Value ($)
                                                                                                       ----------       ---------

Total Investment Portfolio  (Cost $173,084,930)                                                           106.0        175,252,708
Other Assets and Liabilities, Net                                                                          (6.0)        (9,992,130)
                                                                                                                       -----------
Net Assets                                                                                                100.0        165,260,578
                                                                                                                    ==============



* Non-income producing security. In the case of a bond, generally, denotes that the issuer has defaulted on the payment of principal or interest.

**    These securities are shown at their current rate as of July 31, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Asset Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b)   Principal amount stated in US dollars unless otherwise noted

(c) All or a portion of these securities were on loan. The value of all the securities loaned at July 31, 2004 amounted to $13,580,117 which is 8.2% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e)   Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


Currency Abbreviation
EUR    Euro
GBP    British Pounds

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Emerging Markets Income Fund


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Emerging Markets Income Fund


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004